Deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Deferred income related to contracts
Deferred income	€ 2,364,701	€ 1,989,230	€ 2,809,133	€ 3,000,646
Current deferred income	419,866	365,631	443,159
Non-current deferred income	1,944,836	1,623,599	2,365,974
Other.
Deferred income related to contracts
Deferred income		3,474	67	10
Non-current deferred income		1,200
Subsequent warrant B
Deferred income related to contracts
Deferred income	2,400	700
Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred income		456,400
Gilead collaboration agreement for drug discovery platform
Deferred income related to contracts
Deferred income	1,759,800	1,529,400
Non-current deferred income	1,530,000	1,299,400
Gilead [member]
Deferred income related to contracts
Deferred income	4,308,669	4,339,347	4,286,852
Total transaction price, movements	4,356,967
Gilead [member] | Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred income	604,875	456,352	818,654	780,261
Non-current deferred income	414,800	322,900
Gilead [member] | Gilead collaboration agreement for drug discovery platform
Deferred income related to contracts
Deferred income	€ 1,759,828	€ 1,529,405	€ 1,990,412	2,220,013
Fee for services segment
Deferred income related to contracts
Deferred income				€ 362